Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

November 24, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab U.S. Large-Cap ETF (the “Fund”) a series of Schwab Strategic Trust (the “Registrant”) (File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated November 12, 2015 to the Fund’s prospectus, dated December 29, 2014. The purpose of this filing is to submit, in XBRL, the 497 dated November 12, 2015.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2441.

Very truly yours,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel